Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Summary of taxes payable

	As of December 31,
	2021	2022
	RMB	RMB
VAT payable	12,831	34,480
Withholding individual income taxes for employees	8,114	7,862
Enterprise income taxes payable	26,690	30,666
Others	936	1,572
Total	48,571	74,580